Accrued expenses and other liabilities - Contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Contract Liabilities
Opening contract liabilities	€ 2,899.0	€ 2,786.5	€ 1,554.2
Revenue deferred during the year	13,637.4	12,840.8	11,343.0
Revenue recognized during the year	(13,104.2)	(12,728.3)	(10,110.7)
Closing contract liabilities	€ 3,432.2	€ 2,899.0	€ 2,786.5